Employee Plans (Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Plans [Abstract]
Accumulated benefit obligation	$ 7,279.4	$ 6,516.5
Fair value of plan assets	$ 5,201.1	$ 5,180.5